BALANCE SHEET (Parenthetical)	Jun. 30, 2020 USD ($) $ / shares shares
Common Stock, par value (in usd per share) | $	$ 0.0001
Preferred stock, par value (in usd per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A
Common stock, shares subject to possible redemption	32,877,109
Common stock, par value (in usd per share) | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	1,622,891
Common stock, shares outstanding	1,622,891
Common Class F
Common stock, par value (in usd per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	8,625,000
Common stock, shares outstanding	8,625,000